SHARE-BASED PAYMENTS - Annual compensation - Bonus (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) item	Jun. 30, 2022 USD ($)
SHARE-BASED PAYMENTS
Multiple of monthly salary for cash bonus paid in ordinary shares | item	5
Incremental value of bonus in cash payable	$ 30,000
Bonus in Kind Shares
SHARE-BASED PAYMENTS
Annual compensation bonus	$ 500,000	$ 900,000
Number of days VWAP considered for bonus payment	20 days
Bonus in Kind Shares | Vests immediately
SHARE-BASED PAYMENTS
Vesting percentage	50.00%
Vesting period	0 years
Bonus in Kind Shares | Vests in the subsequent 12-months
SHARE-BASED PAYMENTS
Vesting percentage	50.00%
Vesting period	12 months
Chief Executive Officer | Bonus in Kind Shares
SHARE-BASED PAYMENTS
Annual in-kind incentive that can be earned	$ 378,000
Chief Financial Officer | Bonus in Kind Shares
SHARE-BASED PAYMENTS
Annual in-kind incentive that can be earned	$ 318,000